Organization and Principal Activities	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Jupai Holdings Limited (the ‘‘Company’’), formerly Jupai Investment Group, was incorporated on August 13, 2012 in the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entity, Shanghai Jupai Investment Group Co., Ltd. (‘‘Shanghai Jupai’’ or ‘‘the VIE’’) and the VIE’s subsidiaries (collectively, the ‘‘Group’’), provides wealth management products to the high net worth individuals in the People’s Republic of China (‘‘PRC’’). The Group began offering services in 2010 through Shanghai Jupai, which was founded in the PRC on July 28, 2010 by Mr. Tianxiang Hu who holds more than 50% of voting interests since establishment.

The Company was incorporated by the same shareholders of Shanghai Jupai with identical shareholdings (“the Founders”). On July 16, 2013, the Company established a wholly-owned foreign invested subsidiary, Shanghai Juxiang Investment Management Consulting Co., Ltd. (“Shanghai Juxiang”) in the PRC. On October 18, 2013, Shanghai Juxiang entered into a series of contractual arrangements (“Control Documents”, see Note 2) with Shanghai Jupai and their respective shareholders through with the Company became the primary beneficiary of Shanghai Jupai. The Company has accounted for these transactions as a reorganization of entities under common control. In conjunction with the reorganization, the Company issued Series A convertible redeemable preferred shares to a third party investor (see Note 17). The reorganization was necessary to comply with the PRC law and regulations which restrict foreign ownership of companies to engage in direct sale of mutual funds, asset management plans and market survey in China. Accordingly, the accompanying consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to Shanghai Jupai for all periods presented. The share and per share data relating to the ordinary shares issued by the Company during the reorganization are presented as if the reorganization transactions occurred at the beginning of the first period presented.

In July 2015, the Company completed its initial public offering (“IPO”) on NYSE and acquisition of E-House Investment and Reckon Capital Limited’s 100% equity interest in Scepter Pacific Limited (“Scepter”), a holding company incorporated in BVI. Scepter provides asset management services in China through a consolidated VIE, Shanghai E-Cheng Asset Management Co. Ltd.(“Shanghai E-Cheng”) in PRC (see Note 2).

The Company’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang	July16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd (“Shanghai Baoyi”)	July 16, 2015	PRC	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Incorporation/acquisition	Place of Incorporation	Percentage of Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. (“Juzhou”)	May17, 2013	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd.	February 26, 2014	PRC	100%
Shanghai Jupeng Asset Management Co., Ltd. (“Jupeng”)	June 8, 2015	PRC	90%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidexin Equity Investment Management Co., Ltd (“Yidexin”)	July 16, 2015	PRC	100%
Shanghai Yidezeng Equity Investment Center (“Yidezeng”)	July 16, 2015	PRC	100%
Shanghai Yidezhen Equity Investment Center (“Yidezhen”)	July 16, 2015	PRC	100%
Shanghai Yidezhao Equity Investment Center (“Yidezhao”)	July 16, 2015	PRC	100%